Derivative financial instruments - Narrative (Details) - Fair value hedges - Fixed interest rate - hedge	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	960	712
Average rate of hedging instrument	2.60%	1.80%
Inflation risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	79	49
Average rate of hedging instrument	1.10%	0.60%